Property, Plant and Equipment	12 Months Ended
Feb. 28, 2014
Property, Plant and Equipment [Text Block]
3.	Property, Plant and Equipment

		2014
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$15,917,608	$8,739,219	$7,178,389
Buildings	1,931,944	1,238,488	693,456
Automotive equipment	286,252	86,857	199,395
Land	433,613	-	433,613
Land improvements	1,861	1,277	584
Leasehold improvements	695,182	237,054	458,128
Furniture and fixtures	681,926	573,822	108,104
Computer hardware and software	2,277,183	2,014,052	263,131
	$22,225,569	$12,890,769	$9,334,800

		2013
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$15,572,642	$8,210,156	$7,362,486
Buildings	1,931,944	1,201,991	729,953
Automotive equipment	274,899	35,765	239,134
Land	433,613	-	433,613
Land improvements	1,861	1,226	635
Leasehold improvements	594,730	182,224	412,506
Furniture and fixtures	602,617	554,837	47,780
Computer hardware and software	2,259,805	1,961,269	298,536
	$21,672,111	$12,147,468	$9,524,643

Property, plant and equipment includes equipment acquired under capital leases with an initial cost of $2,687,820 (2013 - $2,687,820). Accumulated amortization of assets acquired under capital leases is $1,027,297 (2013 - $902,312). No impairment of property, plant, and equipment was recognized in the year ended February 28, 2014 (2013 - nil).